Equity (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Equity
(a)	Share capital

Common shares (thousands)
Common shares outstanding at January 1, 2017	221,867
Exercise of warrants	4,000
Exercise of share options	1,133
Common shares outstanding at December 31, 2017	227,000
Settlement of performance share units	1,024
Exercise of share options	407
Common shares outstanding at December 31, 2018	228,431